Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	$ 862.8	$ 399.6	$ 107.0
Deferred tax assets and liabilities	(477.2)	(461.2)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(25.4)	7.7
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	69.0	68.4
Other current and non-current assets	113.4	83.3
Income taxes receivable (payable), current and non- current	(73.8)	28.3
Accounts payable and accrued liabilities and non- current liabilities	(342.4)	(408.8)
Deferred tax assets and liabilities	(475.5)	(461.2)
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(5.5)	4.1
Canadian dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	40.3	47.6
Other current and non-current assets	6.5	4.6
Income taxes receivable (payable), current and non- current	(7.2)	8.0
Accounts payable and accrued liabilities and non- current liabilities	(67.2)	(56.1)
Deferred tax assets and liabilities	(8.6)	12.0
Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(2.7)	2.5
Mexican peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	7.9	3.2
Other current and non-current assets	19.9	14.3
Income taxes receivable (payable), current and non- current	12.8	11.4
Accounts payable and accrued liabilities and non- current liabilities	(28.4)	(54.0)
Deferred tax assets and liabilities	12.7	33.9
Argentine peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.1	0.4
Other current and non-current assets	43.6	21.5
Income taxes receivable (payable), current and non- current	0.6	0.0
Accounts payable and accrued liabilities and non- current liabilities	(73.7)	(79.0)
Deferred tax assets and liabilities	(10.4)	(12.1)
Bolivian boliviano | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	10.0	9.2
Other current and non-current assets	8.7	8.0
Income taxes receivable (payable), current and non- current	(18.0)	(7.0)
Accounts payable and accrued liabilities and non- current liabilities	(7.0)	(7.6)
Deferred tax assets and liabilities	(0.2)	(3.8)
European euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.0	0.1
Other current and non-current assets	0.0	0.0
Income taxes receivable (payable), current and non- current	0.0	(2.2)
Accounts payable and accrued liabilities and non- current liabilities	(0.1)	(0.1)
Deferred tax assets and liabilities	0.0	0.0
Peruvian sol
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	0.2	2.9
Peruvian sol | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	2.9	6.1
Other current and non-current assets	25.2	22.0
Income taxes receivable (payable), current and non- current	(31.6)	5.1
Accounts payable and accrued liabilities and non- current liabilities	(39.8)	(87.2)
Deferred tax assets and liabilities	(55.3)	(68.1)
Guatemala quetzal | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.1	0.2
Other current and non-current assets	0.1	0.1
Income taxes receivable (payable), current and non- current	0.0	(0.1)
Accounts payable and accrued liabilities and non- current liabilities	(6.2)	(9.6)
Deferred tax assets and liabilities	0.0	0.0
Chilean peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(6.4)	(3.0)
Chilean peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	6.6	1.2
Other current and non-current assets	5.5	7.2
Income taxes receivable (payable), current and non- current	(15.9)	18.5
Accounts payable and accrued liabilities and non- current liabilities	(77.1)	(75.9)
Deferred tax assets and liabilities	(61.3)	(89.8)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(11.0)	1.2
Brazilian real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	1.1	0.4
Other current and non-current assets	3.9	5.6
Income taxes receivable (payable), current and non- current	(14.5)	(5.4)
Accounts payable and accrued liabilities and non- current liabilities	(42.9)	(39.3)
Deferred tax assets and liabilities	$ (352.4)	$ (333.3)